Finance Lease Receivables - Schedule of Future Maturities of Minimum Lease Payments Receivable (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Capital Leases of Lessor [Abstract]
2016	$ 12,518
2017	1,653
2018	1,620
2019	1,750
2020	1,747
Thereafter	11,034
Total	$ 30,322